Unaudited Quarterly Condensed Consolidated Financial Information	12 Months Ended
Dec. 31, 2013
Unaudited Quarterly Condensed Consolidated Financial Information [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

17. UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial statements for the year ended December 31, 2013 are presented below:

(Dollars in thousands, except per share data)	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Total revenues...........................................................................................................	$ 114,365	$ 90,538	$ 79,115	$ 85,469
Net income...............................................................................................................	$ 32,845	$ 5,915	$ 304	$ 13,412
Earnings per share — Basic.........................................................................................	$ 1.15	$ 0.20	$ 0.00	$ 0.32
Earnings per share — Diluted.......................................................................................	$ 1.15	$ 0.20	$ 0.00	$ 0.32

The unaudited quarterly financial statements for the year ended December 31, 2012 are presented below:

(Dollars in thousands, except per share data)	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues...........................................................................................................	$ 104,507	$ 110,910	$ 86,408	$ 130,871
Net income (loss).......................................................................................................	$ 20,387	$ 25,729	$ (29,439)	$ 30,992
Earnings (loss) per share — Basic.................................................................................	$ 0.78	$ 1.00	$ (1.15)	$ 1.18
Earnings (loss) per share — Diluted.............................................................................	$ 0.78	$ 0.99	$ (1.15)	$ 1.17